Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.125% Guaranteed Notes due 2031
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3,
filed with the Securities and Exchange Commission on February 28, 2023 (File
No. 333-270133),
was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.